STOCK OPTION RESERVE (Details 3) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 10.53	$ 15.47
Weighted average remaining contractual life (in years)	8 years 10 months 9 days	9 years 1 month 6 days
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 157.60
Weighted average remaining contractual life (in years)		18 days